SEGMENTED INFORMATION - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 624	$ 627	$ 642	$ 525
Property, plant and equipment, at fair value	38,696	44,038
Total assets	44,129	49,421
Total liabilities	32,021	32,292
Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	255	258
Property, plant and equipment, at fair value	18,292	20,361
Total assets	20,912	23,251
Total liabilities	19,569	17,463
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(19)	(5)
Property, plant and equipment, at fair value	(857)	(752)
Total assets	(277)	(222)
Total liabilities	(277)	(222)
Non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	388	374
Property, plant and equipment, at fair value	21,261	24,429
Total assets	23,494	26,392
Total liabilities	12,729	15,051
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	27,347	26,812
Hydroelectric | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	110	89
Property, plant and equipment, at fair value	13,678	13,914
Total assets	15,592	15,899
Total liabilities	7,698	7,748
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	4,686	7,975
Wind | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	42	89
Property, plant and equipment, at fair value	1,724	2,713
Total assets	1,873	2,986
Total liabilities	1,140	2,206
Utility-scale solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	6,349	9,043
Utility-scale solar | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	77	68
Property, plant and equipment, at fair value	1,516	2,422
Total assets	1,766	2,604
Total liabilities	1,520	2,154
Distributed energy & sustainable solutions | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	24	12
Property, plant and equipment, at fair value	1,374	1,312
Total assets	1,468	1,370
Total liabilities	575	589
Corporate | Attributable to the partnership
Disclosure of operating segments [line items]
Cash and cash equivalents	2	0
Property, plant and equipment, at fair value	0	0
Total assets	213	392
Total liabilities	$ 8,636	$ 4,766